Equity - Private placement of common stock and warrants through placement agent (Details) $ / shares in Units, $ in Millions			1 Months Ended
	Feb. 28, 2026 USD ($) shares	Feb. 27, 2026 USD ($) item $ / shares shares	Jan. 31, 2026 USD ($) $ / shares shares	Jul. 19, 2024 $ / shares shares
Equity
Class of warrants, exercise price | $ / shares				$ 0.09387
Warrants to purchase common shares, shares				127,100,000
Private placement through placement agent
Equity
Number of share in a unit | item		1
Number of warrant in a unit | item		1
Number of shares per warrant		1
Purchase price per unit | $ / shares		$ 0.2153
Percentage of intraday VWAP		90.00%
Number of units sold	75,900,000	81,300,000
Gross proceeds | $		$ 17.5
Consideration received from sale of stock | $	$ 16.3
Term of warrants			5 years
Class of warrants, exercise price | $ / shares			$ 0.26
Percent of gross proceeds as placement agent fee		13.00%
Cash and non-cash issuance costs | $			$ 1.6
Private placement through placement agent | Placement Agent Warrants
Equity
Number of warrants issued			12,200,000
Term of warrants		10 years
Private placement through placement agent | Right to exchange warrants
Equity
Warrants to purchase common shares, shares		3,000,000